UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Ryan O’Connor

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Vietnam ETF (ticker: VNAM)

Semi-Annual Report

April 30, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Colombia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 71.3%
CANADA — 2.2%
Energy — 2.2%
Parex Resources	57,928	$1,011,953

CHILE — 4.0%
Energy — 2.2%
Empresas Copec	138,327	991,192

Utilities — 1.8%
Enel Americas	8,617,122	811,150

TOTAL CHILE		1,802,342
COLOMBIA — 55.3%
Energy — 17.1%
Canacol Energy (A)	149,629	539,115
Ecopetrol	9,595,927	5,621,501
Geopark	159,684	1,488,255
		7,648,871
Financials — 10.8%
Bancolombia	380,631	3,305,608
Financiera Colombiana	397,287	1,510,764
		4,816,372

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Materials — 10.4%
Cementos Argos	1,119,299	$2,335,246
Grupo Argos	560,542	2,321,688
		4,656,934
Utilities — 17.0%
Celsia ESP	1,696,107	1,797,661
Grupo Energia Bogota ESP	3,347,236	2,094,189
Interconexion Electrica ESP	805,015	3,743,803
		7,635,653
TOTAL COLOMBIA		24,757,830
GUATEMALA — 2.8%
Communication Services — 2.8%
Millicom International Cellular *	60,584	1,252,978

UNITED STATES — 7.0%
Industrials — 5.2%
Tecnoglass	41,532	2,307,103

Utilities — 1.8%
Brookfield Renewable, Cl A	35,272	821,049

TOTAL UNITED STATES		3,128,152
TOTAL COMMON STOCK (Cost $29,748,931)		31,953,255

PREFERRED STOCK — 28.5%
COLOMBIA—28.5%
Financials — 28.5%
Banco Davivienda (B)	358,631	1,935,075
Bancolombia (B)	804,198	6,632,825
Grupo Aval Acciones y Valores (B)	14,414,564	1,714,798
Grupo de Inversiones Suramericana (B)	416,206	2,472,445
TOTAL COLOMBIA		12,755,143
TOTAL PREFERRED STOCK (Cost $13,875,871)		12,755,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Colombia ETF

	Face Amount	Value
U.S TREASURY OBLIGATION — 7.8%
U.S. Treasury Bill 5.318%, 06/13/24(C)
(Cost $3,478,420)	$3,500,000	$3,477,991

REPURCHASE AGREEMENTS(D) — 0.9%
Citigroup Global Markets Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $4,983 - $125,010, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $253,980)	249,000	249,000
Daiwa Capital Markets 5.350%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $158,570 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $12 - $39,577, 0.000% - 6.500%, 05/07/2024 - 05/01/2054, with a total market value of $161,717)	158,546	158,546
TOTAL REPURCHASE AGREEMENTS (Cost $407,546)		407,546
TOTAL INVESTMENTS — 108.5% (Cost $47,510,768)		$48,593,935

Percentages are based on Net Assets of $44,784,057.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $380,158.
(B)	There is currently no stated interest rate.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $407,546. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$31,953,255	$—	$—	$31,953,255
Preferred Stock	12,755,143	—	—	12,755,143
U.S Treasury Obligation	—	3,477,991	—	3,477,991
Repurchase Agreements	—	407,546	—	407,546
Total Investments in Securities	$44,708,398	$3,885,537	$—	$48,593,935

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Consumer Discretionary — 99.8%
AIMA Technology Group, Cl A	83,900	$408,109
Alibaba Group Holding	2,183,756	20,759,252
Anhui Jianghuai Automobile Group, Cl A *	216,100	466,586
ANTA Sports Products	630,396	7,229,903
BAIC BluePark New Energy Technology, Cl A *	569,700	535,693
Beijing Roborock Technology, Cl A	13,164	771,405
Beiqi Foton Motor, Cl A *	809,600	293,570
Bethel Automotive Safety Systems, Cl A	48,100	381,527
Bosideng International Holdings	4,896,300	2,835,912
Brilliance China Automotive Holdings	2,336,300	1,953,588
BYD, Cl A	95,149	2,866,428
BYD, Cl H	465,480	12,831,469
Changzhou Xingyu Automotive Lighting Systems, Cl A	29,530	542,927
China Tourism Group Duty Free, Cl A	117,450	1,212,886
China Tourism Group Duty Free, Cl H (A)	104,300	927,487
Chongqing Changan Automobile, Cl A	816,408	1,656,916
Chow Tai Fook Jewellery Group	1,226,600	1,687,492
Dongfeng Motor Group, Cl H	3,802,946	1,385,771
Ecovacs Robotics, Cl A	62,450	426,640
Fuyao Glass Industry Group, Cl A	198,214	1,361,791
Fuyao Glass Industry Group, Cl H	652,500	3,925,245
Geely Automobile Holdings	3,584,800	4,368,018
Great Wall Motor, Cl A	247,100	892,605
Great Wall Motor, Cl H	2,194,697	3,350,468
Gree Electric Appliances of Zhuhai, Cl A	187,800	1,090,609
Guangzhou Automobile Group, Cl A	492,000	595,587
Guangzhou Automobile Group, Cl H	3,669,423	1,524,782

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
H World Group ADR	121,330	$4,454,024
Haidilao International Holding	1,254,200	2,867,219
Haier Smart Home, Cl A	616,319	2,571,342
Haier Smart Home, Cl H	1,527,960	5,714,319
Hang Zhou Great Star Industrial, Cl A	122,600	428,672
Hangzhou Robam Appliances, Cl A	95,632	312,359
Hisense Visual Technology, Cl A	133,500	512,616
HLA Group, Cl A	440,400	553,160
Huayu Automotive Systems, Cl A	318,980	724,780
Huizhou Desay Sv Automotive, Cl A	58,300	1,011,757
Jason Furniture Hangzhou, Cl A	79,810	367,417
JD.com, Cl A	1,040,304	15,269,639
Li Auto, Cl A *	559,636	7,441,587
Li Ning	1,238,400	3,301,365
Meituan, Cl B *	2,146,400	30,050,478
Midea Group, Cl A	159,500	1,534,536
MINISO Group Holding	290,600	1,677,567
New Oriental Education & Technology Group *	851,540	6,810,186
Ningbo Joyson Electronic, Cl A	138,200	335,928
Ningbo Tuopu Group, Cl A	115,435	1,001,250
NIO ADR * (A)	663,141	3,130,026
Offcn Education Technology, Cl A *	594,100	217,885
Oppein Home Group, Cl A	53,155	457,387
PDD Holdings ADR *	147,588	18,475,066
Pop Mart International Group	485,100	2,102,604
SAIC Motor, Cl A	761,700	1,560,587
Sailun Group, Cl A	319,553	731,369
Seres Group, Cl A *	147,200	1,849,907
Shandong Linglong Tyre, Cl A	153,834	475,101
Shanghai Jinjiang International Hotels, Cl A	92,156	367,331
Shanghai Yuyuan Tourist Mart Group, Cl A	385,728	315,371
Shenzhen Kedali Industry, Cl A	29,300	385,068
Shenzhou International Group Holdings	500,492	5,004,152
Sichuan Changhong Electric, Cl A	437,100	336,279
Songcheng Performance Development, Cl A	260,180	389,573
TAL Education Group ADR *	330,096	3,974,356
Tongcheng Travel Holdings *	1,367,700	3,628,570
Topsports International Holdings	2,723,200	1,901,073

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TravelSky Technology, Cl H	950,600	$1,244,584
Trip.com Group *	277,422	13,670,337
Vipshop Holdings ADR	260,903	3,923,981
Wuchan Zhongda Group, Cl A	512,600	333,585
XPeng, Cl A * (A)	605,776	2,443,645
Yadea Group Holdings	1,380,700	2,665,648
Yum China Holdings	206,142	7,526,244
Zhejiang China Commodities City Group, Cl A	550,400	664,006
Zhejiang Leapmotor Technology * (A)	415,700	1,443,034
Zhejiang Supor, Cl A	59,026	479,340
Zhongsheng Group Holdings	699,900	1,286,831

TOTAL CHINA		244,205,807
TOTAL COMMON STOCK (Cost $398,074,830)		244,205,807

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.0%
Bank of America 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $566,002 (collateralized by various U.S. Government Obligations, ranging in par value $361 - $458,485, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $577,236)	$565,918	565,918
Citigroup Global Markets Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $566,002 (collateralized by various U.S. Government Obligations, ranging in par value $11,325 - $284,119, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $577,237)	565,918	565,918

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank Securities 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $155,834 (collateralized by various U.S. Government Obligations, ranging in par value $95 - $32,614, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $158,927)	$155,811	$155,811
HSBC Securities 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $554,682 (collateralized by various U.S. Government Obligations, ranging in par value $34,664 - $837,657, 2.500% - 3.000%, 04/20/2043 - 10/20/2051, with a total market value of $565,692)	554,600	554,600
Nomura Securities International 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $566,001 (collateralized by various U.S. Government Obligations, ranging in par value $242 - $113,758, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $577,450)	565,918	565,918
TOTAL REPURCHASE AGREEMENTS (Cost $2,408,165)		2,408,165
TOTAL INVESTMENTS — 100.8% (Cost $400,482,995)		$246,613,972

Percentages are based on Net Assets of $244,707,501.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $2,335,956.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $2,408,165. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $ –.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$244,205,807	$—	$—	$244,205,807
Repurchase Agreements	—	2,408,165	—	2,408,165
Total Investments in Securities	$244,205,807	$2,408,165	$—	$246,613,972

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Norway ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.9%
BERMUDA — 0.2%
Energy — 0.2%
Cool	7,094	$77,511

BRAZIL — 3.0%
Materials — 3.0%
Yara International	50,848	1,457,831

DENMARK — 0.5%
Industrials — 0.5%
Cadeler *	52,373	249,707

FAROE ISLANDS — 1.9%
Consumer Staples — 1.9%
Bakkafrost P/F	15,454	947,546

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
GABON — 0.1%
Energy — 0.1%
BW Energy *	18,314	$48,125

MEXICO — 0.7%
Energy — 0.7%
Borr Drilling (A)	64,697	344,980

NORWAY — 86.8%
Communication Services — 7.5%
Schibsted, Cl A	22,432	643,741
Schibsted, Cl B	29,879	839,644
Telenor	193,460	2,234,351
		3,717,736
Consumer Discretionary — 0.6%
Europris	48,552	307,775

Consumer Staples — 12.0%
Austevoll Seafood	27,272	219,547
Grieg Seafood	15,003	97,544
Leroy Seafood Group	82,106	364,779
Mowi	142,980	2,529,939
Orkla	215,280	1,473,542
Salmar	20,274	1,284,271
		5,969,622
Energy — 27.5%
Aker BP	97,086	2,384,598
Aker Solutions	75,278	286,180
Avance Gas Holding	5,645	82,375
BLUENORD *	7,225	371,227
BW Offshore	23,846	60,185
DNO	143,316	134,721
DOF Group *	45,971	340,813
Equinor	276,883	7,474,540
FLEX LNG	8,846	232,610
Frontline	40,998	980,696
Odfjell Drilling	27,834	128,687

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
PGS *	291,966	$226,999
Seadrill * (A)	9,082	445,729
TGS (A)	40,162	461,309
		13,610,669
Financials — 18.6%
DNB Bank	284,432	4,985,326
Gjensidige Forsikring	61,399	990,776
Protector Forsikring	16,421	335,118
Sparebank 1 Nord Norge	29,174	264,444
Sparebank 1 Oestlandet	10,218	123,640
SpareBank 1 SMN	39,794	525,788
SpareBank 1 SR-Bank	56,757	690,874
Storebrand	135,791	1,310,806
		9,226,772
Health Care — 0.1%
Nykode Therapeutics * (A)	42,154	50,893

Industrials — 11.9%
Aker, Cl A	6,831	381,825
Aker Carbon Capture *	108,594	68,790
Belships	25,228	57,066
Golden Ocean Group	39,762	563,174
Gram Car Carriers	3,377	78,523
Hexagon Composites *	37,813	57,296
Hoegh Autoliners	35,049	370,931
Kongsberg Gruppen	27,016	1,917,490
MPC Container Ships	104,451	168,974
NEL * (A)	499,789	236,758
Norconsult Norge *	31,871	80,727
Norwegian Air Shuttle *	220,773	291,164
Odfjell, Cl A	5,297	83,897
Stolt-Nielsen	7,164	307,283
TOMRA Systems	72,700	903,978
Wallenius Wilhelmsen, Cl B	32,380	329,234
		5,897,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.8%
Crayon Group Holding *	22,519	$167,863
Kitron	52,453	136,223
Nordic Semiconductor *	53,211	593,414
		897,500
Materials — 6.4%
Borregaard	29,122	500,700
Elkem	84,618	149,153
Norsk Hydro	407,613	2,536,045
		3,185,898
Real Estate — 0.4%
Entra *	21,640	200,491

TOTAL NORWAY		43,064,466
SINGAPORE — 2.1%
Energy — 2.1%
BW LPG	27,880	405,582
Hafnia	86,088	654,552

TOTAL SINGAPORE		1,060,134
SOUTH AFRICA — 0.5%
Utilities — 0.5%
Scatec *	35,638	262,438

SWEDEN — 0.6%
Information Technology — 0.6%
Atea	24,076	309,588

UNITED KINGDOM — 2.3%
Energy — 2.3%
Subsea 7	70,068	1,140,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 0.2%
Information Technology — 0.2%
REC Silicon * (A)	80,340	$78,859

TOTAL COMMON STOCK (Cost $63,933,230)		49,041,341

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.1%
Bank of America 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $249,902 (collateralized by various U.S. Government Obligations, ranging in par value $160 - $202,431, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $254,862)	$249,865	249,865
Citigroup Global Markets Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $249,902 (collateralized by various U.S. Government Obligations, ranging in par value $5,000 - $125,445, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $254,862)	249,865	249,865
Deutsche Bank Securities 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $64,672 (collateralized by various U.S. Government Obligations, ranging in par value $39 - $13,535, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $65,955)	64,662	64,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $15,563 - $376,085, 2.500% - 3.000%, 04/20/2043 - 10/20/2051, with a total market value of $253,980)	$249,000	$249,000
Nomura Securities International 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $249,902 (collateralized by various U.S. Government Obligations, ranging in par value $107 - $50,227, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $254,956)	249,865	249,865

TOTAL REPURCHASE AGREEMENTS (Cost $1,063,257)		1,063,257
TOTAL INVESTMENTS — 101.0% (Cost $64,996,487)		$50,104,598

Percentages are based on Net Assets of $49,597,386.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $1,010,795.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $1,063,257. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $24,146.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$49,041,341	$—	$—	$49,041,341
Repurchase Agreements	—	1,063,257	—	1,063,257
Total Investments in Securities	$49,041,341	$1,063,257	$—	$50,104,598

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.5%
CHINA — 1.2%
Consumer Staples — 1.2%
Wilmar International	218,032	$516,402

INDONESIA — 23.5%
Communication Services — 2.2%
Telkom Indonesia Persero	4,855,175	946,550

Financials — 18.9%
Bank Central Asia	5,828,539	3,512,896
Bank Mandiri Persero	4,670,768	1,982,060
Bank Negara Indonesia Persero	1,574,092	508,240
Bank Rakyat Indonesia Persero	7,397,384	2,247,422
		8,250,618
Industrials — 1.5%
Astra International	2,115,155	669,929

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.9%
Amman Mineral Internasional *	667,700	$398,320

TOTAL INDONESIA		10,265,417
MALAYSIA — 14.8%
Financials — 9.8%
CIMB Group Holdings	829,845	1,149,350
Hong Leong Bank	64,700	261,647
Malayan Banking	773,139	1,576,248
Public Bank	1,487,355	1,284,003
		4,271,248
Health Care — 0.9%
IHH Healthcare	309,397	410,368

Materials — 1.9%
Petronas Chemicals Group	297,268	422,311
Press Metal Aluminium Holdings	370,026	416,352
		838,663
Utilities — 2.2%
Tenaga Nasional	384,644	963,927

TOTAL MALAYSIA		6,484,206
PHILIPPINES — 4.1%
Financials — 2.6%
Bank of the Philippine Islands	221,480	488,825
BDO Unibank	246,447	632,238
		1,121,063
Industrials — 1.5%
International Container Terminal Services	114,440	655,715

TOTAL PHILIPPINES		1,776,778
SINGAPORE — 37.0%
Communication Services — 3.1%
Singapore Telecommunications	787,558	1,374,437

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 27.7%
DBS Group Holdings	209,865	$5,370,697
Oversea-Chinese Banking	369,508	3,861,037
United Overseas Bank	127,302	2,837,749
		12,069,483
Industrials — 3.3%
Keppel	145,300	733,026
Singapore Airlines (A)	143,947	690,312
		1,423,338
Real Estate — 2.9%
CapitaLand Integrated Commercial Trust ‡	531,395	763,728
CapitaLand Investment	264,110	515,148
		1,278,876
TOTAL SINGAPORE		16,146,134
THAILAND — 18.9%
Communication Services — 1.4%
Advanced Info Service NVDR	116,934	623,164

Consumer Staples — 3.2%
CP ALL NVDR	623,117	966,790
CP Axtra NVDR	167,000	146,451
Thai Beverage	829,300	301,011
		1,414,252
Energy — 4.5%
PTT NVDR	1,497,415	1,363,674
PTT Exploration & Production NVDR	144,285	609,299
		1,972,973
Financials — 2.6%
Kasikornbank NVDR	183,565	646,391
SCB X NVDR	176,207	506,369
		1,152,760
Health Care — 2.1%
Bangkok Dusit Medical Services NVDR	1,140,936	892,799

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.8%
Airports of Thailand NVDR	448,959	$790,463

Information Technology — 1.3%
Delta Electronics Thailand NVDR	291,910	551,368

Materials — 1.2%
Siam Cement NVDR	76,465	513,756

Utilities — 0.8%
Gulf Energy Development NVDR	307,063	333,494

TOTAL THAILAND		8,245,029
TOTAL COMMON STOCK (Cost $42,993,458)		43,433,966

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.1%
Citigroup Global Markets Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $4,983 - $125,010, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $253,980)	$249,000	249,000
Daiwa Capital Markets 5.350%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $215,217 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $17 - $53,716, 0.000% - 6.500%, 05/07/2024 - 05/01/2054, with a total market value of $219,489)	215,185	215,185
TOTAL REPURCHASE AGREEMENTS (Cost $464,185)		464,185
TOTAL INVESTMENTS — 100.6% (Cost $43,457,643)		$43,898,151

Percentages are based on Net Assets of $43,649,608.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X FTSE Southeast Asia ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $422,243.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $464,185. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $ –.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$43,433,966	$—	$—	$43,433,966
Repurchase Agreements	—	464,185	—	464,185
Total Investments in Securities	$43,433,966	$464,185	$—	$43,898,151

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Argentina ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 96.2%
ARGENTINA — 57.5%
Communication Services — 2.3%
Telecom Argentina ADR	695,543	$5,390,458

Consumer Discretionary — 2.4%
Despegar.com *	443,837	5,410,373

Consumer Staples — 1.1%
Cresud SACIF y A ADR	257,417	2,455,758

Energy — 15.3%
Transportadora de Gas del Sur ADR *	550,175	9,672,076
YPF ADR *	1,161,255	25,501,160
		35,173,236
Financials — 22.5%
Banco BBVA Argentina ADR (A)	564,898	5,400,425
Banco Macro ADR	288,228	15,610,428
Grupo Financiero Galicia ADR (A)	857,069	27,794,748
Grupo Supervielle ADR *	450,413	2,851,114
		51,656,715

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.9%
Corp America Airports * (A)	258,066	$4,371,638

Materials — 2.3%
Bioceres Crop Solutions * (A)	198,517	2,342,501
Loma Negra Cia Industrial Argentina ADR	416,013	2,970,333
		5,312,834
Real Estate — 0.9%
IRSA Inversiones y Representaciones ADR	228,006	2,166,057

Utilities — 8.8%
Central Puerto ADR	778,740	8,028,810
Empresa Distribuidora Y Comercializadora Norte ADR *	162,342	2,767,931
Pampa Energia ADR *	215,144	9,545,939
		20,342,680
TOTAL ARGENTINA		132,279,749
BRAZIL — 23.2%
Consumer Discretionary — 20.0%
Arcos Dorados Holdings, Cl A	773,905	8,342,696
MercadoLibre *	25,765	37,583,406
		45,926,102
Consumer Staples — 3.2%
Adecoagro	678,685	7,363,732

TOTAL BRAZIL		53,289,834
CANADA — 9.5%
Materials — 9.5%
Filo *	514,789	9,243,982
Lithium Americas Argentina * (A)	809,573	4,160,269
SSR Mining	1,584,086	8,509,338

TOTAL CANADA		21,913,589
CHILE — 6.0%
Consumer Staples — 6.0%
Cencosud	4,392,538	7,557,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Cia Cervecerias Unidas	1,004,522	$6,188,301

TOTAL CHILE		13,746,260
TOTAL COMMON STOCK (Cost $187,541,690)		221,229,432

PREFERRED STOCK — 3.7%
CHILE— 3.7%
Consumer Staples — 3.7%
Embotelladora Andina (B)
TOTAL PREFERRED STOCK (Cost $7,178,126)	2,941,973	8,354,206

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.2%
Bank of America 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $661,439 (collateralized by various U.S. Government Obligations, ranging in par value $422 - $535,793, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $674,568)	$661,341	661,341
Citigroup Global Markets Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $661,439 (collateralized by various U.S. Government Obligations, ranging in par value $13,235 - $332,026, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $674,568)	661,341	661,341
Deutsche Bank Securities 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $182,109 (collateralized by various U.S. Government Obligations, ranging in par value $111 - $38,113, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $185,724)	182,082	182,082

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $648,211 (collateralized by various U.S. Government Obligations, ranging in par value $40,509 - $978,900, 2.500% - 3.000%, 04/20/2043 - 10/20/2051, with a total market value of $661,077)	$648,115	$648,115
Nomura Securities International 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $661,439 (collateralized by various U.S. Government Obligations, ranging in par value $282 - $132,940, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $674,817)	661,341	661,341

TOTAL REPURCHASE AGREEMENTS (Cost $2,814,220)		2,814,220
TOTAL INVESTMENTS — 101.1% (Cost $197,534,036)		$232,397,858

Percentages are based on Net Assets of $229,975,696.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $2,612,648.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $2,814,220. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $ –.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$221,229,432	$—	$—	$221,229,432
Preferred Stock	8,354,206	—	—	8,354,206
Repurchase Agreements	—	2,814,220	—	2,814,220
Total Investments in Securities	$229,583,638	$2,814,220	$—	$232,397,858

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Greece ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
GREECE — 96.4%
Communication Services — 4.5%
Hellenic Telecommunications Organization	574,760	$8,775,994

Consumer Discretionary — 10.7%
Autohellas Tourist and Trading	177,713	2,447,465
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
Intralot -Integrated Information Systems & Gaming Services *	1,278,452	1,569,307
JUMBO	288,634	9,005,635
OPAP	486,711	8,123,733
		21,146,147

Consumer Staples — 1.7%
Sarantis	268,208	3,412,717

Energy — 8.7%
HELLENiC ENERGY Holdings	556,619	5,017,267
Motor Oil Hellas Corinth Refineries	285,919	8,303,369
Tsakos Energy Navigation	153,559	3,958,751
		17,279,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Financials — 42.1%
Alpha Services and Holdings *	9,726,442	$16,562,085
Eurobank Ergasias Services and Holdings *	11,314,559	24,317,295
Hellenic Exchanges - Athens Stock Exchange	488,868	2,697,260
National Bank of Greece *	3,379,939	27,321,984
Piraeus Financial Holdings *	3,112,046	12,561,588
		83,460,212
Industrials — 17.3%
Aegean Airlines *	259,157	3,491,524
Capital Product Partners (B)	136,087	2,275,375
Ellaktor *	843,931	2,364,230
GEK TERNA	334,148	5,995,320
Intrakat Technical And Energy Projects *	232,640	1,343,259
Mytilineos	435,386	17,783,588
Piraeus Port Authority	37,538	995,416
		34,248,712
Real Estate — 1.8%
LAMDA Development *	489,194	3,603,976

Utilities — 9.6%
Athens Water Supply & Sewage	403,160	2,465,784
Holding ADMIE IPTO	1,035,844	2,475,446
Public Power *	668,872	8,038,794
Terna Energy	311,848	6,082,041
		19,062,065
TOTAL GREECE		190,989,210
UNITED STATES — 3.5%
Materials — 3.5%
Titan Cement International	219,951	6,996,720

TOTAL COMMON STOCK (Cost $161,183,604)		197,985,930
TOTAL INVESTMENTS — 99.9% (Cost $161,183,604)		$197,985,930

Percentages are based on Net Assets of $198,232,984.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Greece ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered Master Limited Partnership. At April 30, 2024, these securities amounted to $2,275,375 or 1.1% of Net Assets.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3(1)	Total
Investments in Securities
Common Stock	$197,985,923	$—	$7	$197,985,930
Total Investments in Securities	$197,985,923	$—	$7	$197,985,930

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Face Amount	Value
U.S. TREASURY OBLIGATION — 95.3%
U.S. Treasury Bill 5.301%, 05/16/24(A)
(Cost $15,964,816)	$16,000,000	$15,964,815

	Shares
COMMON STOCK — 0.4%
BANGLADESH — 0.4%
Industrials — 0.4%
Bangladesh Export Import	58,288	61,395

TOTAL COMMON STOCK (Cost $98,540)		61,395
TOTAL INVESTMENTS — 95.7% (Cost $16,063,356)		$16,026,210

Percentages are based on Net Assets of $16,746,253.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligation	$—	$15,964,815	$—	$15,964,815
Common Stock	61,395	—	—	61,395
Total Investments in Securities	$61,395	$15,964,815	$—	$16,026,210

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X DAX Germany ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 94.5%
FRANCE — 6.8%
Industrials — 6.8%
Airbus	28,637	$4,735,119

GERMANY — 87.0%
Communication Services — 5.6%
Deutsche Telekom	169,041	3,884,276

Consumer Discretionary — 10.3%
adidas	8,118	1,965,201
Bayerische Motoren Werke	14,564	1,595,417
Continental	5,219	339,514
Mercedes-Benz Group	39,029	2,960,467
Zalando *	11,455	302,044
		7,162,643
Consumer Staples — 1.0%
Beiersdorf	4,750	713,848

Financials — 19.0%
Allianz	19,090	5,441,863

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Commerzbank	50,722	$757,118
Deutsche Bank	97,402	1,563,256
Deutsche Boerse	9,253	1,792,266
Hannover Rueck	2,937	729,830
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	6,655	2,933,173
		13,217,506
Health Care — 5.4%
Bayer	47,760	1,396,700
Fresenius & KGaA	20,103	601,222
Merck KGaA	6,278	999,870
Siemens Healthineers	13,526	753,509
		3,751,301
Industrials — 18.8%
Brenntag	6,420	513,886
Daimler Truck Holding	28,022	1,267,721
Deutsche Post	46,825	1,965,666
MTU Aero Engines	2,608	631,901
Rheinmetall	2,126	1,175,718
Siemens	36,646	6,892,456
Siemens Energy *	32,137	663,199
		13,110,547
Information Technology — 16.2%
Infineon Technologies	63,746	2,230,220
SAP	49,884	9,051,586
		11,281,806
Materials — 5.8%
BASF	43,566	2,289,797
Covestro *	9,188	461,547
Heidelberg Materials	6,627	670,615
Symrise, Cl A	6,153	662,518
		4,084,477
Real Estate — 1.4%
Vonovia	33,829	983,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.5%
E.ON	98,711	$1,308,787
RWE	32,860	1,146,479
		2,455,266
TOTAL GERMANY		60,644,821
UNITED STATES — 0.7%
Health Care — 0.7%
QIAGEN	10,841	453,008

TOTAL COMMON STOCK (Cost $58,741,513)		65,832,948

PREFERRED STOCK — 4.5%
GERMANY— 4.5%
Consumer Discretionary — 3.0%
Dr Ing hc F Porsche (A)	5,543	496,080
Porsche Automobil Holding (A)	7,398	379,144
Volkswagen (A)	10,074	1,240,359
		2,115,583
Consumer Staples — 0.9%
Henkel & KGaA (A)	7,922	630,724
Health Care — 0.6%
Sartorius (A)	1,239	373,993
TOTAL GERMANY		3,120,300
TOTAL PREFERRED STOCK (Cost $3,789,261)		3,120,300
TOTAL INVESTMENTS — 99.0% (Cost $62,530,774)		$68,953,248

Percentages are based on Net Assets of $69,683,360.

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts Mini DAX Index	7	Jun-2024	$691,736	$677,186	$(5,771)

*	Non-income producing security.
(A)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X DAX Germany ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$65,832,948	$—	$—	$65,832,948
Preferred Stock	3,120,300	—	—	3,120,300
Total Investments in Securities	$68,953,248	$—	$—	$68,953,248

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts*
Unrealized Depreciation	$(5,771)	$—	$—	$(5,771)
Total Other Financial Instruments	$(5,771)	$—	$—	$(5,771)

*	Futures contracts are valued at unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Vietnam ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
VIETNAM — 99.8%
Consumer Discretionary — 1.3%
FPT DIGITAL RETAIL JSC	24,280	$154,235

Consumer Staples — 15.0%
HAGL JSC *	181,800	88,945
KIDO Group	53,100	130,734
Masan Group *	205,120	543,857
Saigon Beer Alcohol Beverage	51,600	110,753
Thanh Thanh Cong - Bien Hoa JSC *	119,762	51,505
Vietnam Dairy Products JSC	290,900	746,045
Vinh Hoan	44,280	129,285
		1,801,124
Energy — 3.2%
PetroVietnam Drilling & Well Services JSC *	109,752	128,827
PetroVietnam Technical Service	94,400	147,867
Petrovietnam Transportation	70,950	69,564
Vietnam National Petroleum Group	26,900	37,890
		384,148
Financials — 25.3%
Bank for Foreign Trade of Vietnam JSC *	219,459	789,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank for Investment and Development of Vietnam JSC *	91,149	$176,939
EVN Finance JSC *	141,118	73,218
FPT Securities JSC	26,700	57,414
Sai Gon-Ha Noi Securities JSC *	159,475	115,147
Saigon - Hanoi Commercial Joint Stock Bank *	433,273	195,738
Saigon Thuong Tin Commercial JSB *	112,600	125,284
SSI Securities	402,750	559,353
Vietcap Securities JSC	122,140	226,497
Vietnam Export Import Commercial JSB *	209,244	148,192
Vietnam Joint Stock Commercial Bank for Industry and Trade *	86,389	111,800
VIX Securities JSC *	255,000	169,530
VNDirect Securities *	363,640	296,278
		3,045,079
Industrials — 9.5%
Development Investment Construction JSC *	119,880	131,492
Gelex Group JSC *	170,800	137,476
Ha Do Group JSC *	60,910	64,046
Hoang Huy Investment Financial Services JSC	136,916	86,434
IDICO JSC	65,040	144,220
PC1 Group JSC *	61,751	62,981
Tasco JSC *	109,800	73,214
Vietjet Aviation JSC *	65,000	266,719
Vietnam Construction and Import-Export JSC *	105,141	91,887
Viettel Construction Joint Stock	16,000	78,280
		1,136,749
Information Technology — 0.6%
Digiworld	32,520	75,702

Materials — 15.7%
Duc Giang Chemicals JSC	74,380	348,643
Hoa Phat Group JSC *	1,131,740	1,268,156
Hoa Sen Group	120,230	92,028
Nam Kim Steel JSC *	36,700	31,712
PetroVietNam Ca Mau Fertilizer JSC	53,200	64,440

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Petrovietnam Fertilizer & Chemicals JSC	62,500	$77,925
		1,882,904
Real Estate — 27.4%
CEO Group JSC *	101,400	72,414
Dat Xanh Group JSC *	141,866	90,398
Khang Dien House Trading and Investment JSC *	159,536	220,310
Kinh Bac City Development Holding *	149,800	171,403
Kosy JSC *	35,400	52,726
Nam Long Investment	38,200	57,123
Novaland Investment Group *	351,191	211,310
Phat Dat Real Estate Development *	132,689	138,474
Sai Gon VRG Investment	15,900	50,815
Song da Urban & Industrial Zone Investment & Development JSC *	13,800	37,842
Van Phu - Invest Investment JSC *	38,720	90,135
Vincom Retail JSC *	369,800	327,560
Vingroup JSC *	455,000	797,978
Vinhomes JSC *	605,700	975,047
		3,293,535
Utilities — 1.8%
PetroVietnam Gas JSC	28,120	81,547
PetroVietnam Nhon Trach 2 Power JSC	40,100	33,858
PetroVietnam Power *	234,100	96,984
		212,389
TOTAL VIETNAM		11,985,865
TOTAL COMMON STOCK (Cost $12,714,926)		11,985,865
TOTAL INVESTMENTS — 99.8% (Cost $12,714,926)		$11,985,865

Percentages are based on Net Assets of $12,004,657.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Vietnam ETF

As of April 30, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF		Global X MSCI Norway ETF
Assets:
Cost of Investments	$47,103,222		$398,074,830		$63,933,230
Cost of Repurchase Agreement	407,546		2,408,165		1,063,257
Cost (Proceeds) of Foreign Currency	1,177		6,684		—
Investments, at Value	$48,186,389	*	$244,205,807	*	$49,041,341	*
Repurchase Agreement, at Value	407,546		2,408,165		1,063,257
Cash	79,511		476,561		—
Foreign Currency, at Value	1,174		6,679		—
Dividend, Interest, and Securities Lending Income Receivable	16,754		453,213		489,510
Reclaim Receivable	1,251		—		108,240
Unrealized Appreciation on Spot Contracts	—		200		—
Total Assets	48,692,625		247,550,625		50,702,348
Liabilities:
Obligation to Return Securities Lending Collateral	407,546		2,408,165		1,063,257
Payable for Investment Securities Purchased	3,478,420		308,818		—
Payable due to Investment Adviser	22,602		126,141		20,782
Cash Overdraft	—		—		20,923
Total Liabilities	3,908,568		2,843,124		1,104,962
Net Assets	$44,784,057		$244,707,501		$49,597,386
Net Assets Consist of:
Paid-in Capital	$143,914,510		$638,851,251		$117,135,165
Total Accumulated Losses	(99,130,453)		(394,143,750)		(67,537,779)
Net Assets	$44,784,057		$244,707,501		$49,597,386
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,759,699		13,480,000		2,006,111
Net Asset Value, Offering and Redemption Price Per Share	$25.45		$18.15		$24.72
*Includes Market Value of Securities on Loan	$380,158		$2,335,956		$1,010,795

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X FTSE Southeast Asia ETF		Global X MSCI Argentina ETF		Global X MSCI Greece ETF
Assets:
Cost of Investments	$42,993,458		$194,719,816		$161,183,604
Cost of Repurchase Agreement	464,185		2,814,220		—
Cost (Proceeds) of Foreign Currency	2,325		53,411		5,004
Investments, at Value	$43,433,966	*	$229,583,638	*	$197,985,930
Repurchase Agreement, at Value	464,185		2,814,220		—
Cash	60,435		379,618		325,158
Foreign Currency, at Value	2,321		53,408		5,012
Dividend, Interest, and Securities Lending Income Receivable	222,889		13,413		301,843
Unrealized Appreciation on Spot Contracts	—		—		625
Receivable for Capital Shares Sold	—		17,164,677		—
Reclaim Receivable	—		643		—
Total Assets	44,183,796		250,009,617		198,618,568
Liabilities:
Obligation to Return Securities Lending Collateral	464,185		2,814,220		—
Payable for Investment Securities Purchased	46,768		17,116,412		283,288
Payable due to Investment Adviser	23,230		93,501		87,060
Unrealized Depreciation on Spot Contracts	5		9,788		—
Custodian Fees Payable	—		—		15,236
Total Liabilities	534,188		20,033,921		385,584
Net Assets	$43,649,608		$229,975,696		$198,232,984
Net Assets Consist of:
Paid-in Capital	$54,139,799		$235,992,400		$401,538,447
Total Accumulated Losses	(10,490,191)		(6,016,704)		(203,305,463)
Net Assets	$43,649,608		$229,975,696		$198,232,984
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,940,000		4,014,975		4,855,644
Net Asset Value, Offering and Redemption Price Per Share	$14.85		$57.28		$40.83
*Includes Market Value of Securities on Loan	$422,243		$2,612,648		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X MSCI Next Emerging & Frontier ETF	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$16,063,356	$62,530,774	$12,714,926
Cost (Proceeds) of Foreign Currency	531	194,847	16
Investments, at Value	$16,026,210	$68,953,248	$11,985,865
Cash	735,095	201,843	21,509
Foreign Currency, at Value	531	194,847	16
Reclaim Receivable	3,058	407,544	—
Unrealized Appreciation on Spot Contracts	—	157	—
Dividend, Interest, and Securities Lending Income Receivable	—	24,049	2,372
Total Assets	16,764,894	69,781,688	12,009,762
Liabilities:
Payable due to Investment Adviser	6,714	9,944	5,105
Payable for Investment Securities Purchased	—	80,413	—
Payable for Variation Margin on Futures Contracts	—	7,971	—
Custodian Fees Payable	11,927	—	—
Total Liabilities	18,641	98,328	5,105
Net Assets	$16,746,253	$69,683,360	$12,004,657
Net Assets Consist of:
Paid-in Capital	$41,983,608	$66,003,805	$15,714,926
Total Distributable Earnings (Accumulated Losses)	(25,237,355)	3,679,555	(3,710,269)
Net Assets	$16,746,253	$69,683,360	$12,004,657
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	900,000	2,180,000	750,000
Net Asset Value, Offering and Redemption Price Per Share	$18.61	$31.96	$16.01

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF
Investment Income:
Dividend Income	$2,032,959	$1,659,882	$1,890,368
Interest Income	4,904	12,149	1,473
Security Lending Income	23,656	40,783	6,168
Less: Foreign Taxes Withheld	(298,007)	(1,920)	(422,527)
Total Investment Income	1,763,512	1,710,894	1,475,482

Expenses:
Supervision and Administration Fees(1)	120,797	806,431	127,000
Custodian Fees(2)	3,668	1,883	267
Total Expenses	124,465	808,314	127,267
Net Investment Income	1,639,047	902,580	1,348,215
Net Realized Gain (Loss) on:
Investments(3)	(1,692,812)	(30,808,601)	(2,603,199)
Futures Contracts	—	1,820	—
Foreign Currency Transactions	(70,114)	(1,337)	(22)
Net Realized Gain (Loss)	(1,762,926)	(30,808,118)	(2,603,221)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,594,631	39,333,877	5,324,414
Foreign Currency Translations	64	389	(89)
Net Change in Unrealized Appreciation (Depreciation)	10,594,695	39,334,266	5,324,325
Net Realized and Unrealized Gain (Loss)	8,831,769	8,526,148	2,721,104
Net Increase in Net Assets Resulting from Operations	$10,470,816	$9,428,728	$4,069,319

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$1,059,056	$1,065,460	$2,149,440
Interest Income	1,498	4,598	38,412
Security Lending Income	631	48,643	—
Less: Foreign Taxes Withheld	(95,920)	(72,819)	(107,622)
Total Investment Income	965,265	1,045,882	2,080,230

Expenses:
Supervision and Administration Fees(1)	136,375	416,687	501,644
Custodian Fees(2)	84	580	14,472
Total Expenses	136,459	417,267	516,116
Net Investment Income	828,806	628,615	1,564,114
Net Realized Gain (Loss) on:
Investments(3)	(657,145)	(3,144,712)	(818,768)
Foreign Currency Transactions	(15,680)	(59,491)	10,975
Net Realized Gain (Loss)	(672,825)	(3,204,203)	(807,793)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,735,425	43,512,591	35,466,631
Foreign Currency Translations	(2,034)	575	(882)
Net Change in Unrealized Appreciation (Depreciation)	2,733,391	43,513,166	35,465,749
Net Realized and Unrealized Gain (Loss)	2,060,566	40,308,963	34,657,956
Net Increase in Net Assets Resulting from Operations	$2,889,372	$40,937,578	$36,222,070

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X MSCI Next Emerging & Frontier ETF	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Investment Income:
Dividend Income	$90,224	$695,038	$39,617
Interest Income	194,271	365	678
Reclaim Income	—	53,859	—
Less: Foreign Taxes Withheld	(10,399)	(140,024)	—
Total Investment Income	274,096	609,238	40,295

Expenses:
Supervision and Administration Fees(1)	47,218	54,923	27,837
Custodian Fees(2)	9,446	370	789
Total Expenses	56,664	55,293	28,626
Net Investment Income	217,432	553,945	11,669
Net Realized Gain (Loss) on:
Investments(3)	783,330	1,176,058	(226,693)
Futures Contracts	—	21,921	—
Foreign Currency Transactions	(22,565)	(1,977)	(8,516)
Net Realized Gain (Loss)	760,765	1,196,002	(235,209)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,011,966	8,658,946	1,183,961
Futures Contracts	—	(5,771)	—
Foreign Currency Translations	(1,794)	4,194	60
Net Change in Unrealized Appreciation (Depreciation)	1,010,172	8,657,369	1,184,021
Net Realized and Unrealized Gain (Loss)	1,770,937	9,853,371	948,812
Net Increase in Net Assets Resulting from Operations	$1,988,369	$10,407,316	$960,481

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,639,047	$1,866,284	$902,580	$1,386,853
Net Realized Gain (Loss)	(1,762,926)	(4,254,935)	(30,808,118)	(58,887,161)
Net Change in Unrealized Appreciation (Depreciation)	10,594,695	4,136,094	39,334,266	90,662,492
Net Increase in Net Assets Resulting from Operations	10,470,816	1,747,443	9,428,728	33,162,184
Distributions:	(1,957,273)	(1,665,654)	(5,493,348)	(755,937)

Capital Share Transactions:
Issued	11,225,758	8,903,453	—	71,872,260
Redeemed	(4,797,839)	—	(36,779,378)	(40,942,559)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,427,919	8,903,453	(36,779,378)	30,929,701
Total Increase (Decrease) in Net Assets	14,941,462	8,985,242	(32,843,998)	63,335,948

Net Assets:
Beginning of Year/Period	29,842,595	20,857,353	277,551,499	214,215,551
End of Year/Period	$44,784,057	$29,842,595	$244,707,501	$277,551,499

Share Transactions:
Issued	480,000	430,000	—	3,150,000
Redeemed	(210,000)	—	(2,180,000)	(2,210,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	270,000	430,000	(2,180,000)	940,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Southeast Asia ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,348,215	$3,268,363	$828,806	$1,654,880
Net Realized Gain (Loss)	(2,603,221)	(6,840,575)	(672,825)	(83,382)
Net Change in Unrealized Appreciation (Depreciation)	5,324,325	5,560,750	2,733,391	(266,695)
Net Increase in Net Assets Resulting from Operations	4,069,319	1,988,538	2,889,372	1,304,803
Distributions:	(1,028,667)	(3,828,407)	(782,592)	(1,371,417)

Capital Share Transactions:
Issued	2,235,529	756,376	3,260,766	8,626,188
Redeemed	(9,744,190)	(43,956,324)	—	(8,138,266)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,508,661)	(43,199,948)	3,260,766	487,922
Total Increase (Decrease) in Net Assets	(4,468,009)	(45,039,817)	5,367,546	421,308

Net Assets:
Beginning of Year/Period	54,065,395	99,105,212	38,282,062	37,860,754
End of Year/Period	$49,597,386	$54,065,395	$43,649,608	$38,282,062

Share Transactions:
Issued	90,000	30,000	220,000	570,000
Redeemed	(400,000)	(1,770,000)	—	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(310,000)	(1,740,000)	220,000	20,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$628,615	$1,202,928	$1,564,114	$3,868,941
Net Realized Gain (Loss)	(3,204,203)	(2,566,664)	(807,793)	18,147,880
Net Change in Unrealized Appreciation (Depreciation)	43,513,166	6,230,005	35,465,749	25,962,476
Net Increase in Net Assets Resulting from Operations	40,937,578	4,866,269	36,222,070	47,979,297

Distributions:	(1,286,103)	(814,280)	(3,510,146)	(4,127,806)
Capital Share Transactions:
Issued	146,018,353	38,249,855	14,155,305	49,664,378
Redeemed	(6,531,227)	(18,395,061)	(2,344,322)	(46,884,011)
Increase in Net Assets from Capital Share Transactions	139,487,126	19,854,794	11,810,983	2,780,367
Total Increase in Net Assets	179,138,601	23,906,783	44,522,907	46,631,858

Net Assets:
Beginning of Year/Period	50,837,095	26,930,312	153,710,077	107,078,219
End of Year/Period	$229,975,696	$50,837,095	$198,232,984	$153,710,077

Share Transactions:
Issued	2,820,000	910,000	370,000	1,510,000
Redeemed	(130,000)	(450,000)	(60,000)	(1,400,000)
Net Increase in Shares Outstanding from Share Transactions	2,690,000	460,000	310,000	110,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Next Emerging & Frontier ETF		Global X DAX Germany ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$217,432	$703,979	$553,945	$1,616,545
Net Realized Gain (Loss)	760,765	(813,663)	1,196,002	1,772,225
Net Change in Unrealized Appreciation (Depreciation)	1,010,172	(465,753)	8,657,369	4,065,050
Net Increase (Decrease) in Net Assets Resulting from Operations	1,988,369	(575,437)	10,407,316	7,453,820
Distributions:	(331,746)	(590,441)	(202,572)	(1,474,277)

Capital Share Transactions:
Issued	—	2,990,571	17,174,400	8,586,516
Redeemed	(6,253,997)	—	(5,004,855)	(6,595,856)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,253,997)	2,990,571	12,169,545	1,990,660
Total Increase (Decrease) in Net Assets	(4,597,374)	1,824,693	22,374,289	7,970,203

Net Assets:
Beginning of Year/Period	21,343,627	19,518,934	47,309,071	39,338,868
End of Year/Period	$16,746,253	$21,343,627	$69,683,360	$47,309,071

Share Transactions:
Issued	—	160,000	540,000	300,000
Redeemed	(340,000)	—	(160,000)	(230,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(340,000)	160,000	380,000	70,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Vietnam ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$11,669	$60,648
Net Realized Gain (Loss)	(235,209)	(828,709)
Net Change in Unrealized Appreciation (Depreciation)	1,184,021	(484,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	960,481	(1,252,687)
Distributions:	(33,075)	(43,893)

Capital Share Transactions:
Issued	1,937,443	8,556,822
Redeemed	—	(907,633)
Increase in Net Assets from Capital Share Transactions	1,937,443	7,649,189
Total Increase in Net Assets	2,864,849	6,352,609

Net Assets:
Beginning of Year/Period	9,139,808	2,787,199
End of Year/Period	$12,004,657	$9,139,808

Share Transactions:
Issued	110,000	510,000
Redeemed	—	(60,000)

Net Increase in Shares Outstanding from Share Transactions	110,000	450,000

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Colombia ETF
2024 (Unaudited)	20.03	0.96	5.65	6.61	(1.19)	—	—
2023	19.68	1.41	0.37 ^	1.78	(1.43)	—	—
2022	30.76	2.26	(11.49)	(9.23)	(1.85)	—	—
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	—	—
2019(1)	34.72	1.04	3.96	5.00	(1.56)	—	—
Global X MSCI China Consumer Discretionary ETF
2024 (Unaudited)	17.72	0.06	0.74	0.80	(0.37)	—	—
2023	14.55	0.08	3.14	3.22	(0.05)	—	—
2022	29.94	0.06	(15.39)	(15.33)	(0.06)	—	—
2021	29.45	—	0.51 ^	0.51	(0.02)	—	—
2020	17.68	0.04	11.89	11.93	(0.16)	—	—
2019	13.57	0.16	4.35	4.51	(0.40)	—	—
Global X MSCI Norway ETF (2)
2024 (Unaudited)	23.34	0.65	1.23	1.88	(0.50)	—	—
2023	24.43	1.13	(0.90)	0.23	(1.32)	—	—
2022	32.01	1.05	(7.93)	(6.88)	(0.70)	—	—
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)
2020(3)	24.52	0.42	(4.38)	(3.96)	(0.44)	—	—
2019(3)	29.31	0.88	(3.78)	(2.90)	(1.89)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020. (See Note 10 in the Notes to Financial Statements.)
(2)	On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 1 in Notes to Financial Statements).
(3)	Per share data for the Acquired Fund has been restated for periods prior to the reorganization to reflect the conversion ratio of 0.4766 in effect on the reorganization date of October 29, 2021 (See Note 1 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.19)	25.45	33.63	44,784	0.63	†	8.28	†	19.33
(1.43)	20.03	9.09	29,843	0.63		6.93		36.17
(1.85)	19.68	(31.39)	20,857	0.62		8.01		50.35
(0.87)	30.76	35.98	41,831	0.61		2.21		16.08
(1.04)	23.26	(36.91)	34,181	0.62		3.91		20.85
(1.56)	38.16	15.05	72,282	0.62		2.81		18.05

(0.37)	18.15	4.57	244,708	0.65	†	0.73	†	10.15
(0.05)	17.72	22.10	277,551	0.65		0.44		15.93
(0.06)	14.55	(51.28)	214,216	0.65		0.25		22.64
(0.02)	29.94	1.73	649,503	0.65		—		34.56
(0.16)	29.45	67.98	393,118	0.65		0.21		32.56
(0.40)	17.68	34.20	156,486	0.65		1.03		83.41

(0.50)	24.72	7.98	49,597	0.50	†	5.31	†	8.04
(1.32)	23.34	0.87	54,065	0.51		4.57		10.01
(0.70)	24.43	(21.72)	99,105	0.50		3.72		15.58
(0.47)	32.01	64.44	103,935	0.50		3.09		9.74
(0.44)	20.12	(16.32)	33,570	0.50		1.92		8.38
(1.89)	24.52	(9.77)	78,323	0.50		3.36		9.63

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X FTSE Southeast Asia ETF
2024 (Unaudited)	14.07	0.29	0.77	1.06	(0.28)	—	—
2023	14.02	0.55	(0.06)	0.49	(0.44)	—	—
2022	15.10	0.39	(0.86)	(0.47)	(0.61)	—	—
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—	—
2019	15.32	0.44	0.91	1.35	(0.72)	—	—
Global X MSCI Argentina ETF
2024 (Unaudited)	38.37	0.23	19.21	19.44	(0.53)	—	—
2023	31.13	0.96	7.02	7.98	(0.74)	—	—
2022	33.00	0.77	(1.99)	(1.22)	(0.65)	—	—
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
2020	21.83	0.06	1.83	1.89	(0.08)	—	—
2019	25.36	0.29	(3.26)	(2.97)	(0.56)	—	—
Global X MSCI Greece ETF
2024 (Unaudited)	33.81	0.33	7.44	7.77	(0.75)	—	—
2023	24.14	0.79	9.79	10.58	(0.91)	—	—
2022	27.98	0.73	(3.94)	(3.21)	(0.63)	—	—
2021	17.68	0.47	10.36	10.83	(0.53)	—	—
2020(1)	29.91	0.66	(12.20)	(11.54)	(0.69)	—	—
2019(1)	23.04	0.63	6.87	7.50	(0.63)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 10 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.28)	14.85	7.55	43,650	0.65	†	3.95	†	4.24
(0.44)	14.07	3.37	38,282	0.65		3.66		11.40
(0.61)	14.02	(3.13)	37,861	0.65		2.67		13.92
(0.27)	15.10	31.94	35,776	0.65		4.27		13.46
(0.39)	11.66	(24.82)	20,981	0.65		2.77		5.98
(0.72)	15.95	8.94	26,323	0.65		2.76		7.01

(0.53)	57.28	50.81	229,976	0.59	†	0.89	†	15.59
(0.74)	38.37	25.68	50,837	0.59		2.35		36.49
(0.65)	31.13	(3.42)	26,930	0.59		2.52		44.70
(0.11)	33.00	40.09	34,810	0.59		0.85		31.35
(0.08)	23.64	8.61	38,421	0.60		0.25		49.17
(0.56)	21.83	(12.08)	59,482	0.60		1.08		28.88

(0.75)	40.83	23.20	198,233	0.57	†	1.72	†	15.19
(0.91)	33.81	44.57	153,710	0.57		2.42		29.17
(0.63)	24.14	(11.63)	107,078	0.57		2.83		24.34
(0.53)	27.98	61.52	151,828	0.56		1.76		38.42
(0.69)	17.68	(39.39)	109,016	0.58		2.81		28.48
(0.63)	29.91	33.57	338,840	0.57		2.43		12.67

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Next Emerging & Frontier ETF
2024 (Unaudited)	17.21	0.21	1.46	1.67	(0.27)	—	—
2023	18.07	0.58	(0.96)	(0.38)	(0.48)	—	—
2022	21.00	0.49	(2.93)	(2.44)	(0.49)	—	—
2021	16.46	0.46	4.56	5.02	(0.48)	—	—
2020	20.09	0.41	(3.55)	(3.14)	(0.49)	—	—
2019	20.22	0.55	0.31	0.86	(0.99)	—	—
Global X DAX Germany ETF (1)
2024 (Unaudited)	26.28	0.31	5.48	5.79	(0.11)	—	—
2023	22.74	0.86	3.44	4.30	(0.76)	—	—
2022	32.86	0.95	(10.13)	(9.18)	(0.94)	—	—
2021	25.21	0.62	7.95	8.57	(0.92)	—	—
2020	27.28	0.87	(2.64)	(1.77)	(0.30)	—	—
2019(2)	25.92	0.67	1.82	2.49	(1.11)	—	(0.02)
Global X MSCI Vietnam ETF
2024 (Unaudited)	14.28	0.02	1.76	1.78	(0.05)	—	—
2023	14.67	0.16	(0.40)	(0.24)	(0.15)	—	—
2022(3)	25.64	0.22	(11.12)	(10.90)	(0.07)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+	Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27%, 0.45% and 0.46% for the years ended October 31, 2021, October 31, 2020 and October 31, 2019, respectively.
(1)	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(2)	As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).
(3)	The Fund commenced operations on December 7, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.27)	18.61	9.67	16,746	0.59	†	2.26	†	16.00
(0.48)	17.21	(2.22)	21,344	0.56		3.13		16.65
(0.49)	18.07	(11.75)	19,519	0.55		2.48		20.09
(0.48)	21.00	30.74	21,628	0.63		2.31		28.62
(0.49)	16.46	(15.85)	13,991	0.70		2.36		31.66
(0.99)	20.09	4.29	18,077	0.66		2.66		78.67

(0.11)	31.96	22.06	69,683	0.20	†	2.02	†	3.81
(0.76)	26.28	18.65	47,309	0.20		3.05		16.81
(0.94)	22.74	(28.29)	39,339	0.21		3.52		10.74
(0.92)	32.86	34.06	44,033	0.20	+	1.90		24.22
(0.30)	25.21	(6.53)	23,948	0.20	+	3.30		10.93
(1.13)	27.28	9.98	16,370	0.21	+	2.65		15.36

(0.05)	16.01	12.46	12,005	0.50	†	0.21	†	8.29
(0.15)	14.28	(1.71)	9,140	0.55		0.99		44.49
(0.07)	14.67	(42.60)	2,787	0.50	†	1.12	†	78.28

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2024, the Trust had ninety-seven portfolios, ninety-one of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Next Emerging & Frontier ETF, Global X DAX Germany ETF, and Global X MSCI Vietnam ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status under the 1940 Act.

On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 10 in the Notes to Financial Statements.

On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY Mellon”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FOREIGN CURRENCY CONTRACTS — To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars. The net realized gain or loss on forward foreign currency contracts is reflected in the Statements of Operations and the net unrealized gains (losses) are included as a component of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the Statements of Operations. As of April 30, 2024, there were no foreign currency exchange contracts and foreign currency futures contracts held by the Funds.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2024, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian fees on the Statements of Operations.

CREATION UNITS —The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Funds’ Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at April 30, 2024	Redemption Fee
Global X MSCI Colombia ETF	10,000	$700	$254,500	$700
Global X MSCI China Consumer Discretionary ETF	10,000	800	181,500	800
Global X MSCI Norway ETF	10,000	400	247,200	400
Global X FTSE Southeast Asia ETF	10,000	600	148,500	600
Global X MSCI Argentina ETF	10,000	250	572,800	250
Global X MSCI Greece ETF	10,000	400	408,300	400
Global X MSCI Next Emerging & Frontier ETF	10,000	7,200	186,100	7,200
Global X DAX Germany ETF	10,000	250	319,600	250
Global X MSCI Vietnam ETF	10,000	1,000	160,100	1,000

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

and, provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MSCI Colombia ETF	0.61%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X DAX Germany ETF	0.20%
Global X MSCI Vietnam ETF	0.50%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds, BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MSCI Colombia ETF	$12,741,547	$7,534,692
Global X MSCI China Consumer Discretionary ETF	25,454,738	35,502,970
Global X MSCI Norway ETF	4,099,861	4,167,260
Global X FTSE Southeast Asia ETF	2,758,992	1,773,288
Global X MSCI Argentina ETF	36,506,508	22,733,758
Global X MSCI Greece ETF	28,309,700	27,724,631
Global X MSCI Next Emerging & Frontier ETF	1,552,245	21,324,598
Global X DAX Germany ETF	2,111,168	2,159,694
Global X MSCI Vietnam ETF	2,819,108	911,099

During the period ended April 30, 2024, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X MSCI Colombia ETF	$1,608,966	$819,880	$81,765
Global X MSCI China Consumer Discretionary ETF	—	31,789,802	(2,643,309)
Global X MSCI Norway ETF	2,233,130	9,743,330	(519,903)
Global X FTSE Southeast Asia ETF	2,141,636	—	—
Global X MSCI Argentina ETF	130,529,037	5,843,095	1,964,155
Global X MSCI Greece ETF	11,502,924	2,341,849	1,066,496
Global X MSCI Next Emerging & Frontier ETF	—	3,259,626	828,438
Global X DAX Germany ETF	17,179,807	4,991,685	1,673,704

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The fair value of derivative instruments as of April 30, 2024 was as follows:

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X DAX Germany ETF

Equity contracts	Unrealized appreciation on Futures Contracts	$–	Equity contracts	Unrealized depreciation on Futures Contracts	$5,771	†
Total Derivatives not accounted for as hedging instruments		$–			$5,771

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024:

Amount of realized gain on derivatives recognized in income:

Futures
Global X MSCI China Consumer Discretionary ETF
Equity contracts	$1,820

Global X DAX Germany ETF
Equity contracts	$21,921

Change in unrealized depreciation on derivatives recognized in income:

Futures
Global X DAX Germany ETF
Equity contracts	$(5,771)

For the period ended April 30, 2024, the average monthly notional values of the futures contracts held by the Funds were as follows:

	Short Average	Long Average
Global X DAX Germany ETF	$—	$365,087

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S.

GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended October 31, 2023 and 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Colombia ETF
2023	$1,665,654	$—	$—	$1,665,654
2022	2,097,252	—	—	2,097,252
Global X MSCI China Consumer Discretionary ETF
2023	$755,937	$—	$—	$755,937
2022	925,757	—	—	925,757
Global X MSCI Norway ETF
2023	$3,828,407	$—	$—	$3,828,407
2022	2,606,650	—	—	2,606,650
Global X FTSE Southeast Asia ETF
2023	$1,371,417	$—	$—	$1,371,417
2022	1,542,635	—	—	1,542,635
Global X MSCI Argentina ETF
2023	$814,280	$—	$—	$814,280
2022	647,649	—	—	647,649
Global X MSCI Greece ETF
2023	$4,127,806	$—	$—	$4,127,806
2022	2,877,578	—	—	2,877,578
Global X MSCI Next Emerging & Frontier ETF
2023	$590,441	$—	$—	$590,441
2022	507,163	—	—	507,163
Global X DAX Germany ETF
2023	$1,474,277	$—	$—	$1,474,277
2022	1,178,656	—	—	1,178,656
Global X MSCI Vietnam ETF
2023	$43,893	$—	$—	$43,893
2022	15,977	—	—	15,977

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

As of October 31, 2023, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF
Undistributed Ordinary Income	$1,026,902	$5,279,044	$543,432
Capital Loss Carryforwards	(95,337,670)	(187,461,044)	(49,133,539)
Unrealized Depreciation on Investments and Foreign Currency	(13,333,228)	(215,897,123)	(21,988,315)
Other Temporary Differences	—	(7)	(9)
Total Accumulated Losses	$(107,643,996)	$(398,079,130)	$(70,578,431)

	Global X Funds
	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Undistributed Ordinary Income	$698,647	$720,587	$2,488,838
Capital Loss Carryforwards	(9,986,929)	(31,649,755)	(234,475,337)
Unrealized Depreciation on Investments and Foreign Currency	(3,308,687)	(14,739,011)	(4,030,871)
Other Temporary Differences	(2)	—	(17)
Total Accumulated Losses	$(12,596,971)	$(45,668,179)	$(236,017,387)

	Global X Funds
	Global X MSCI Next Emerging & Frontier ETF	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Undistributed Ordinary Income	$280,931	$202,570	$28,035
Capital Loss Carryforwards	(25,645,866)	(3,158,344)	(2,011,590)
Unrealized Depreciation on Investments and Foreign Currency	(1,529,044)	(3,569,414)	(2,654,121)
Other Temporary Differences	1	(1)	1
Total Accumulated Losses	$(26,893,978)	$(6,525,189)	$(4,637,675)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI Colombia ETF	$26,216,507	$69,121,163	$95,337,670
Global X MSCI China Consumer Discretionary ETF	52,302,747	135,158,297	187,461,044
Global X MSCI Norway ETF	13,490,875	35,642,664	49,133,539	*
Global X FTSE Southeast Asia ETF	3,360,038	6,626,891	9,986,929
Global X MSCI Argentina ETF	4,067,532	27,582,223	31,649,755
Global X MSCI Greece ETF	75,681,586	158,793,751	234,475,337
Global X MSCI Next Emerging & Frontier ETF	6,514,236	19,131,630	25,645,866
Global X DAX Germany ETF	897,322	2,261,022	3,158,344
Global X MSCI Vietnam ETF	1,273,872	737,718	2,011,590

*	The utilization of this amount is subject to limitation under IRC sections 382-384.

During the year ended October 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI Greece ETF	$348,619	$–	$348,619
Global X DAX Germany ETF	395,793	230,478	626,271

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI Colombia ETF	$47,510,768	$6,168,714	$(5,085,547)	$1,083,167
Global X MSCI China Consumer Discretionary ETF	400,482,995	16,985,122	(170,854,145)	(153,869,023)
Global X MSCI Norway ETF	64,996,487	3,016,479	(17,908,368)	(14,891,889)
Global X FTSE Southeast Asia ETF	43,457,643	4,211,892	(3,771,384)	440,508
Global X MSCI Argentina ETF	197,534,036	38,625,457	(3,761,635)	34,863,822
Global X MSCI Greece ETF	161,183,604	55,027,841	(18,225,515)	36,802,326
Global X MSCI Next Emerging & Frontier ETF	16,063,356	–	(37,146)	(37,146)
Global X DAX Germany ETF	62,530,774	9,871,767	(3,449,293)	6,422,474
Global X MSCI Vietnam ETF	12,714,926	755,675	(1,484,736)	(729,061)

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023.There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Also, if an affected security is included in a Fund’s underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF and Global X MSCI Argentina ETF are held by BNY Mellon and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2024.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MSCI Colombia ETF	$380,158	$380,158	$—	$—
Global X MSCI China Consumer Discretionary ETF	2,335,956	2,335,956	—	—
Global X MSCI Norway ETF	1,010,795	986,649	24,146	—
Global X FTSE Southeast Asia ETF	422,243	422,243	—	—
Global X MSCI Argentina ETF	2,612,648	2,612,648	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2024, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MSCI Colombia ETF
Repurchase Agreements	$407,546	$—	$—	$—	$407,546
Total	$407,546	$—	$—	$—	$407,546
Global X MSCI China Consumer Discretionary ETF
Repurchase Agreements	$2,408,165	$—	$—	$—	$2,408,165
Total	$2,408,165	$—	$—	$—	$2,408,165
Global X MSCI Norway ETF
Repurchase Agreements	$1,063,257	$—	$—	$—	$1,063,257
U.S. Government Securities	$—	$—	$—	$24,146	$24,146
Total	$1,063,257	$—	$—	$24,146	$1,087,403
Global X FTSE Southeast Asia ETF
Repurchase Agreements	$464,185	$—	$—	$—	$464,185
Total	$464,185	$—	$—	$—	$464,185
Global X MSCI Argentina ETF
Repurchase Agreements	$2,814,220	$—	$—	$—	$2,814,220
Total	$2,814,220	$—	$—	$—	$2,814,220

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REVERSE SHARE SPLIT

Effective April 28, 2020, each of the Global X MSCI Colombia ETF and Global X MSCI Greece ETF executed a reverse share split for shareholders of record after the close of

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

10. REVERSE SHARE SPLIT (continued)

markets on April 27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3

11. MERGER

Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.

The acquisition was accomplished by a tax-free exchange as follows:

3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.

Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net Realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

Notes to Financial Statements (Concluded)

April 30, 2024 (Unaudited)

12. SUBSEQUENT EVENTS

On January 19, 2024, the Board of Trustees (“Board”) of the Global X Funds (“Trust”) voted to approve the orderly liquidation and termination of the Global X MSCI Next Emerging & Frontier ETF (“Fund”) based upon the recommendation of Global X Management Company LLC (“Adviser”), the Trust’s investment adviser.

As of the close of regular trading on NYSE Arca Inc. (“NYSE Arca”) on May 17, 2024 (“Closing Date”), shares of the Fund ceased trading on the NYSE Arca and were closed to purchases by investors.

On or about May 24, 2024, the Fund liquidated its assets and distributed cash pro rata to all remaining shareholders who had not previously redeemed their shares in an amount equal to the net asset value of their shares as of the close of business on that date.

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2023 through April 30, 2024.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,336.30	0.63%	$3.66
Hypothetical 5% Return	1,000.00	1,021.73	0.63	3.17

Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$1,045.70	0.65%	$3.31
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$1,079.80	0.50%	$2.59
Hypothetical 5% Return	1,000.00	1,022.38	0.50	2.51

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,075.50	0.65%	$3.35
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,508.10	0.59%	$3.68
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$1,232.00	0.57%	$3.16
Hypothetical 5% Return	1,000.00	1,022.03	0.57	2.87

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,096.70	0.59%	$3.08
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$1,220.60	0.20%	$1.10
Hypothetical 5% Return	1,000.00	1,023.87	0.20	1.01

Global X MSCI Vietnam ETF
Actual Fund Return	$1,000.00	$1,124.60	0.50%	$2.64
Hypothetical 5% Return	1,000.00	1,022.38	0.50	2.51

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Renewal of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Trust held on November 16, 2023, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

• the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

• Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

• Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

• the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

• the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel. In evaluating key personnel, the Board considered the qualifications of Global X

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

Management’s chief operating officer and interim chief executive officer, and considered Global X Management’s plans for hiring a permanent chief executive officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms, and in the case of passively managed ETFs, considered their tracking against their underlying indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

• comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

• the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

• that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

• the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

• the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

• that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders

Renewal of Investment Advisory Agreement (Unaudited) (Concluded)

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (Unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-002-1300

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 8, 2024